Fees Summary	Apr. 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,685,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,023.47
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 1,023.47
Narrative - Max Aggregate Offering Price	$ 6,685,000.00
Final Prospectus	true